Additional Notes - Summary of Fair Value Level of Financial Assets and Liabilities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Level [Line Items]
Cash and Cash Equivalents	€ 123,248,256	€ 109,794,680	€ 44,314,050	€ 45,459,836
Other Financial Assets	853,686,102	937,651,314
Accounts Receivable	75,911,000	83,354,000
Financial Assets from Collaborations	16,729,924	42,870,499
Other Receivables	2,227,000	2,159,000
Other receivables, thereof non-financial assets		2,159,000
Current financial assets	1,071,802,000	1,175,829,000
Prepaid Expenses and Other Assets, Net of Current Portion	13,250,634	1,567,259
thereof Non-Financial Assets		183,000
Non-current financial assets	13,251,000	198,155,000
Financial assets		1,373,984,000
Accounts Payable and Accruals	188,077,185	128,554,203
Other Non-Financial Liabilities	(114,290,000)	(80,736,000)
Financial Liabilities from Future Payments to Royalty Pharma	88,401,374	0
Current financial liabilities	277,998,000	129,132,000
Financial Liabilities from Future Payments to Royalty Pharma	1,167,774,786	0
Non-current financial liabilities	1,963,824,000	789,111,000
Financial liabilities	(2,241,822,000)	(918,243,000)
Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Trade and other current payables	(73,787,000)	(47,818,000)
Current Portion of Convertible Bond		(423,000)
Current Portion of Financial Liabilities from Collaborations		(155,000)
Financial Liabilities from Future Payments to Royalty Pharma	(88,401,000)
Financial Liabilities from Future Payments to Royalty Pharma	(1,167,775,000)
Fair value [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	(1,367,365,000)
Level 3 of fair value hierarchy [member]
Fair Value Level [Line Items]
Other Financial Assets	13,864,000	10,457,000
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Current Portion of Financial Liabilities from Collaborations	(1,097,000)
Noncurrent Financial Liabilities from Collaboration	(513,264,000)	(516,351,000)
Level 3 of fair value hierarchy [member] | Fair value [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Noncurrent Financial Liabilities from Collaboration	(514,169,000)	(617,178,000)
Level 2 of fair value hierarchy [member]
Fair Value Level [Line Items]
Other receivables, thereof non-financial assets	2,227,000
Financial assets	1,085,053,000
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Current Portion of Convertible Bond	(423,000)
Noncurrent Convertible Bond	(282,785,000)	(272,760,000)
Level 2 of fair value hierarchy [member] | Fair value [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Noncurrent Convertible Bond	(304,025,000)	(334,124,000)
Financial assets at amortised cost, category [member]
Fair Value Level [Line Items]
Cash and Cash Equivalents	123,248,000	109,795,000
Investments, fixed term deposits	844,811,000	649,713,000
Accounts Receivable	75,911,000	83,354,000
Long-term restricted cash	4,059,000
Financial assets at amortised cost, category [member] | Fair value [member]
Fair Value Level [Line Items]
Long-term restricted cash	4,059,000
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Fair Value Level [Line Items]
Non-current Investments		196,588,000
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Non-current Investments		197,749,000
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member]
Fair Value Level [Line Items]
Long-term restricted cash		1,384,000
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Long-term restricted cash		1,384,000
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Fair Value Level [Line Items]
Current investments	8,875,000	287,938,000
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Current investments	8,875,000	287,938,000
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Fair Value Level [Line Items]
Financial Assets from Collaborations	16,730,000	42,870,000
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Financial Assets from Collaborations	16,730,000	42,870,000
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Fair Value Level [Line Items]
Thereof forward exchange contracts used for hedging	0	0
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Thereof forward exchange contracts used for hedging	0	€ 0
Other financial assets [Member]
Fair Value Level [Line Items]
thereof Non-Financial Assets	€ 9,192,000